Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Current asset — cash	$ 462,274	$ 35,614
Prepaid expenses	265,282
Deferred offering costs		469,160
Total current assets	727,556	504,774
Prepaid expenses, non-current	14,384
Cash and securities held in Trust Account	276,115,444
Total Assets	276,857,384	504,774
Current Liabilities:
Accrued offering costs and expenses	3,153,755	330,300
Due to related party	18,986
Promissory note — related party		150,000
Working capital loan — related party	150,000
Total current liabilities	$ 3,322,741	480,300
Warrant liability	5,044,441
Deferred underwriting discount	$ 9,660,000
Total liabilities	18,027,182	480,300
Commitments
Common Stock subject to possible redemption, 27,600,000 and zero shares at redemption value, respectively	276,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,900,000 and 6,900,000 shares issued and outstanding (excluding 27,600,000 and zero shares at redemption value), respectively	690	690
Additional paid-in capital		24,310
Accumulated deficit	(17,170,488)	(526)
Total Stockholders' Equity (Deficit)	(17,169,798)	24,474
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 276,857,384	$ 504,774